Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	US Global Investors Funds
Entity Central Index Key	0000101507
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000069385
Shareholder Report [Line Items]
Fund Name	Global Luxury Goods Fund
Class Name	Investor
Trading Symbol	USLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.67%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%
AssetsNet	$ 50,934,199
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 189,868
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$50,934,199
# of Portfolio Holdings	62
Portfolio Turnover Rate	79%
Management Fee (Net of fees waived)	$189,868

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	62.4%
Consumer Staples	20.8%
Financials	6.9%
Materials	5.5%
Other	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Hermes International SCA	6.91%
Ferrari NV	6.09%
LVMH Moet Hennessy Louis Vuitton SE, ADR	6.01%
Royal Caribbean Cruises, Ltd.	4.32%
Carnival Corp.	4.20%
Mercedes-Benz Group AG, ADR	4.01%
Tesla, Inc.	3.95%
Industria de Diseno Textil SA	3.91%
Volkswagen AG	3.56%
The Goldman Sachs Group, Inc.	3.51%

C000012993
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Investor
Trading Symbol	PSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.75%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.75%
AssetsNet	$ 40,612,414
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 100,537
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$40,612,414
# of Portfolio Holdings	130
Portfolio Turnover Rate	42%
Management Fee (Net of fees waived)	$100,537

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	21.5%
Oil Companies - Integrated	8.3%
Oil Companies - Exploration & Production	7.5%
Enterprise Software/Services	7.2%
Metal - Copper	5.7%
Metal - Diversified	5.6%
Silver Mining	4.4%
Diversified Minerals	4.0%
Precious Metals	4.0%
Agricultural Chemicals	3.8%
Pipelines	3.8%
Other	24.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	6.83%
Montage Gold Corp.	4.89%
Cheniere Energy, Inc.	3.60%
Nutrien, Ltd.	3.59%
Exxon Mobil Corp.	2.79%
K92 Mining, Inc.	2.78%
GE Vernova, Inc.	2.61%
Aris Gold Corp.	2.56%
Hudbay Minerals, Inc.	2.48%
Coeur Mining, Inc.	2.42%

C000012994
Shareholder Report [Line Items]
Fund Name	Gold and Precious Metals Fund
Class Name	Investor
Trading Symbol	USERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	1.67%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.67%
AssetsNet	$ 156,586,423
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 573,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$156,586,423
# of Portfolio Holdings	83
Portfolio Turnover Rate	36%
Management Fee Paid	$573,848

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	70.7%
Silver Mining	13.0%
Precious Metals	8.3%
Metal - Diversified	3.4%
Other	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	8.10%
Alamos Gold, Inc.	5.34%
Torex Gold Resources, Inc.	5.31%
Aya Gold & Silver, Inc.	5.13%
Catalyst Metals, Ltd.	3.32%
Mineros SA	3.03%
Agnico Eagle Mines, Ltd.	2.96%
Vox Royalty Corp.	2.86%
OR Royalties, Inc.	2.79%
Aris Gold Corp.	2.61%

C000013000
Shareholder Report [Line Items]
Fund Name	Near-Term Tax Free Fund
Class Name	Investor
Trading Symbol	NEARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 24,895,444
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (62,055)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$24,895,444
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Management Fee (Net of fees waived)	$(62,055)

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	23.1%
1-3 Months	12.3%
3-12 Months	10.1%
1-3 Years	50.2%
3-5 Years	4.3%

Largest Holdings [Text Block]

Top Ten Area Concentrations

(% of net assets)

Texas	28.20%
Georgia	7.22%
Minnesota	6.82%
Pennsylvania	6.40%
Kentucky	4.91%
New Mexico	4.62%
Colorado	4.17%
Illinois	4.16%
Wisconsin	3.96%
Michigan	3.24%

C000012998
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Ultra-Short Bond Fund
Class Name	Investor
Trading Symbol	UGSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 28,783,085
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ (47,538)
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$28,783,085
# of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Management Fee (Net of fees waived)	$(47,538)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	70.5%
Federal Home Loan Mortgage Corp.	11.1%
Federal Home Loan Bank	9.1%
U.S. Treasury Note/Bond	5.6%
Federal Farm Credit Bank	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Federal Home Loan Mortgage Corp.	10.41%
U.S. Treasury Bill	8.63%
U.S. Treasury Bill	6.93%
U.S. Treasury Bill	6.89%
U.S. Treasury Bill	6.87%
U.S. Treasury Bill	6.86%
U.S. Treasury Bill	6.83%
U.S. Treasury Bill	6.75%
U.S. Treasury Note/Bond	5.21%
U.S. Treasury Bill	5.18%

C000012995
Shareholder Report [Line Items]
Fund Name	World Precious Minerals Fund
Class Name	Investor
Trading Symbol	UNWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.63%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.63%
AssetsNet	$ 48,622,881
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 103,515
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$48,622,881
# of Portfolio Holdings	166
Portfolio Turnover Rate	17%
Management Fee (Net of fees waived)	$103,515

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.2%
Precious Metals	12.9%
Silver Mining	8.5%
Diversified Minerals	4.7%
Advanced Materials/Production	3.1%
Other	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

TriStar Gold, Inc.	8.65%
K92 Mining, Inc.	5.69%
Vizsla Silver Corp.	5.24%
Radisson Mining Resources, Inc.	4.63%
G2 Goldfields, Inc.	4.02%
Omai Gold Mines Corp.	3.32%
Nano One Materials Corp.	2.98%
Dolly Varden Silver Corp.	2.84%
Montage Gold Corp.	2.72%
Black Cat Syndicate, Ltd.	2.64%